Supplement to the
Fidelity Advisor Strategic Dividend & Income Fund
Class A, Class T, Class B, and Class C
December 21, 2003
Prospectus

The following information replaces similar information found under the heading "Dividends and Capital Gain Distributions" on page 20.

The fund normally pays dividends in April, July, October, and December and pays capital gain distributions in January and December.

The following information replaces the similar information in the "Fund Distribution" section beginning on page 23.

Combined Purchase. To receive a Class A or Class T front-end sales charge reduction, if you are a new shareholder, you may combine your purchase of Class A or Class T shares with purchases of: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iii) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan.

Rights of Accumulation. To receive a Class A or Class T front-end sales charge reduction, if you are an existing shareholder, you may add to your purchase of Class A or Class T shares the current value of your holdings in: (i) Class A, Class T, Class B, and Class C shares of any Fidelity fund that offers Advisor classes of shares, (ii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, (iii) Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund acquired by exchange from any Fidelity fund that offers Advisor classes of shares, (iv) Class N and Class O shares of Destiny Portfolios I and II, and (v) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan.

Letter of Intent. You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). Each Class A or Class T purchase you make after you sign the Letter will be entitled to the reduced front-end sales charge applicable to the total investment indicated in the Letter. Purchases of the following may be aggregated for the purpose of completing your Letter: (i) Class A and Class T shares of any Fidelity fund that offers Advisor classes of shares (except those acquired by exchange from Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund that had been previously exchanged from a Fidelity fund that offers Advisor classes of shares), (ii) Class B and Class C shares of any Fidelity fund that offers Advisor classes of shares, (iii) Advisor B Class shares and Advisor C Class shares of Treasury Fund, and (iv) Class A Units (New and Old), Class B Units (New and Old), Class C Units, Class D Units, and Class P Units of the Fidelity Advisor 529 Plan. Reinvested income and capital gain distributions will not be considered purchases for the purpose of completing your Letter.

ASDI-04-02 November 19, 2004
1.805077.101

SUPPLEMENT TO THE

FIDELITY ADVISOR STRATEGIC DIVIDEND & INCOME FUND

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Strategic Dividend & IncomeSM Fund

A Fund of Fidelity Financial Trust

STATEMENT OF ADDITIONAL INFORMATION

December 21, 2003

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 4.

Convertible Securities are bonds, debentures, notes, or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

The following information replaces the similar information found in the "Investment Policies and Limitations" section on page 11.

Preferred Stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stocks may include preferred convertible stock and pay-in-kind convertible preferred stock.

The following information replaces the similar information found in the "Buying, Selling, and Exchanging Information" section on page 18.

Combined Purchase. For your purchases to be aggregated for the purpose of qualifying for the Combined Purchase program, they must be made on the same day through one intermediary.

Rights of Accumulation. The current value of your holdings is determined at the NAV at the close of business on the day prior to your purchase of Class A or Class T shares. The current value of your holdings will be added to your purchase of Class A or Class T shares for the purpose of qualifying for the Rights of Accumulation program. For your purchases and holdings to be aggregated for the purpose of qualifying for the Rights of Accumulation program, they must have been made through one intermediary.

Letter of Intent. You must file your Letter of Intent (Letter) with Fidelity within 90 days of the start of your purchases toward completing your Letter. For your purchases to be aggregated for the purpose of completing your Letter, they must be made through one intermediary. Your initial purchase toward completing your Letter must be at least 5% of the total investment specified in your Letter. Class A and Class T shares acquired through an employee benefit plan, a Traditional IRA, a Roth IRA, a rollover IRA, a 403(b) program, or a plan covering a sole proprietor (formerly Keogh/H.R. 10 plan) will be included for purposes of completing your Letter but may not be used to meet the initial investment minimum of 5% of the total investment specified in your Letter. Fidelity will register Class A or Class T shares equal to 5% of the total investment specified in your Letter in your name and will hold those shares in escrow. You will earn income, dividends and capital gain distributions on escrowed Class A and Class T shares. The escrow will be released when you complete your Letter. You are not obligated to complete your Letter. If you do not complete your Letter, you must pay the increased front-end sales charges due. If you do not pay the increased front-end sales charges within 20 days after the date your Letter expires, Fidelity will redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges. If you purchase more than the amount specified in your Letter and qualify for additional Class A or Class T front-end sales charge reductions, the front-end sales charge will be adjusted to reflect your total purchase at the end of 13 months and the surplus amount will be applied to your purchase of additional Class A or Class T shares at the then-current offering price applicable to the total investment.

ASDI/ASDIIB-04-02 November 19, 2004
1.795998.101

Ms. Davis served as a Member of the Board of Trustees through December 31, 2003. The following information has been removed from the "Trustees and Officers" section on page 20.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

During the period from March 1, 2003 through December 31, 2003, Dr. Heilmeier served as a Member of the Advisory Board. Effective January 1, 2004, Dr. Heilmeier serves as a Member of the Board of Trustees. The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 19.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Effective July 1, 2004, Mr. Dirks serves as a Member of the Advisory Board. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 19.

Dennis J. Dirks (56)

Year of Election or Appointment to the Advisory Board: 2004

Member of the Advisory Board of Fidelity Financial Trust. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Effective January 1, 2004, Ms. Small serves as a Member of the Advisory Board. The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 19.

Cornelia M. Small (60)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Financial Trust. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

Effective October 1, 2004, Mr. Wolfe serves as a Member of the Advisory Board. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 19.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Financial Trust. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Revlon Inc. (2004), Bausch & Lomb, Inc., and Carpenter Technology Corporation.

Effective March 5, 2004, Ms. Reynolds serves as President, Treasurer, and Anti-Money Laundering (AML) officer. The following information replaces Maria Dwyer's biographical information found in the "Trustees and Officers" section on page 23.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of the fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Mr. Rathgeber serves as Chief Compliance Officer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 19.

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Effective March 18, 2004, Ms. Monasterio serves as Deputy Treasurer. The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 19.

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Effective April 15, 2004, Mr. Lydecker serves as Assistant Treasurer. The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 19.

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Effective June 17, 2004, Mr. Robins serves as Assistant Treasurer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 19.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of the fund. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).